INCOME TAXES (Details-Reconciliation of Income Tax)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	(34.00%)	(34.00%)
State income tax rate, net of federal benefit	(4.95%)	(5.00%)
Other permanent differences	2.47%
Less: valuation allowance	36.48%	39.00%
Provision for income taxes